SCHEDULE OF EXPENSES WITH RELATED PARTIES (Details) - USD ($)		10 Months Ended	12 Months Ended
	Dec. 16, 2024	Dec. 31, 2023	Dec. 31, 2024
Related Party Transaction [Line Items]
Interest		$ 7,111
Finance charges			$ 6,807,702
Total expenses		1,339,130	4,038,994
Total other expenses paid on the Company’s behalf	$ 2,585	44,186	6,679
Total		1,383,316	4,045,673
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Consulting expense			143,057
Interest			1,979
Finance charges			375,000
Total other expenses paid on the Company’s behalf			6,679
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Interest			18,958
Finance charges			3,500,000
Vikasa Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Consulting expense		980,000
Total other expenses paid on the Company’s behalf		9,868
7636 Holdings LLC [Member]
Related Party Transaction [Line Items]
Consulting expense		180,806
Vikasa Capital LLC [Member]
Related Party Transaction [Line Items]
Consulting expense		171,213
Total other expenses paid on the Company’s behalf		34,318
Energy Transition Investors LLC [Member]
Related Party Transaction [Line Items]
Interest		5,333
VIKASA Clean Energy I LP [Member]
Related Party Transaction [Line Items]
Interest		1,138
Roshan Pujari [Member]
Related Party Transaction [Line Items]
Interest		$ 640